Income taxes - Income tax expense (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income taxes at the applicable tax rate of 26.5% [2022 - 26.5%; 2021 - 26.5%]	$ (5,606,886)	$ (3,406,162)	$ (3,977,204)
Change in tax status following the initial public offering			(127,979)
Adjustment in respect of current and deferred income tax of previous year	(72,894)	(4,396)	(207,601)
Permanent differences	70,418	823,119	2,100,615
Change in recognition of deferred income tax assets	5,328,487	2,816,417	2,317,759
Other		29,365
Total income tax expense (recovery)	$ (280,875)	$ 258,343	$ 105,590
Income taxes at the applicable tax rate (Percent)	26.50%	26.50%	26.50%
Research and development expenditures for income tax	$ 3,541,000	$ 1,439,000
Research and development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused investment tax credit related to research and development expenditure carried for future payables	$ 642,000	$ 240,000